AUGUST 31, 2024 (Unaudited) :: BITCOIN & ETHER EQUAL WEIGHT STRATEGY ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BETE
::
Investments
Principal
Amount Value
Short-Term Investments — 67 .8%
Repurchase Agreements (a) — 67 .8%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $4,211,575
(Cost $4,209,102) $ 4,209,102
$ 4,209,102
Total Investments — 67.8%
(Cost $4,209,102) 4,209,102
Other assets less liabilities — 32.2% 1,995,169
Net Assets — 100.0% $ 6,204,271
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Purchased
Bitcoin & Ether Equal Weight Strategy ETF had the following open long futures contracts as of August 31, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
CME Bitcoin 10 9/27/2024 U.S. Dollar $ 2,949,000 $ (33,420)
CME Ether 24 9/27/2024 U.S. Dollar 3,027,000 (29,628)
CME Micro Bitcoin 40 9/27/2024 U.S. Dollar 235,920 (2,741)
$ (65,789)

BITCOIN & ETHER MARKET CAP WEIGHT STRATEGY ETF :: AUGUST 31, 2024 (Unaudited)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BETH
::
Investments
Principal
Amount Value
Short-Term Investments — 57 .1%
Repurchase Agreements (a) — 57 .1%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $4,403,243
(Cost $4,400,657) $ 4,400,657
$ 4,400,657
Total Investments — 57.1%
(Cost $4,400,657) 4,400,657
Other assets less liabilities — 42.9% 3,304,044
Net Assets — 100.0% $ 7,704,701
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Purchased
Bitcoin & Ether Market Cap Weight Strategy ETF had the following open long futures contracts as of August 31, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
CME Bitcoin 20 9/27/2024 U.S. Dollar $ 5,898,000 $ (66,840)
CME Ether 13 9/27/2024 U.S. Dollar 1,639,625 (16,049)
CME Micro Bitcoin 14 9/27/2024 U.S. Dollar 82,572 (959)
$ (83,848)

AUGUST 31, 2024 (Unaudited) :: BITCOIN STRATEGY ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BITO
::
Investments
Principal
Amount Value
Short-Term Investments — 68 .8%
Repurchase Agreements (a) — 22 .8%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $394,070,212
(Cost $393,838,909) $ 393,838,909
$ 393,838,909
U.S. Treasury Obligations — 46 .0%
U.S. Treasury Bills
5.16%, 11/7/2024 (b)
(Cost $792,421,481) 800,000,000 792,754,304
Total Short-Term Investments
(Cost $1,186,260,390) 1,186,593,213
Total Investments — 68.8%
(Cost $1,186,260,390) 1,186,593,213
Other assets less liabilities — 31.2% 539,179,276
Net Assets — 100.0% $ 1,725,772,489
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) The rate shown was the current yield as of August 31, 2024.
Futures Contracts Purchased
Bitcoin Strategy ETF had the following open long futures contracts as of August 31, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
CME Bitcoin 5,270 9/27/2024 U.S. Dollar $ 1,554,123,000 $ (112,486,693)
Swap Agreements
Bitcoin Strategy ETF had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
61,133,407 9/19/2024 Societe Generale 1.00%
S&P CME Bitcoin Futures
Index (751,731)
61,133,407 (751,731)
Total Unrealized
Depreciation
(751,731)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ETHER STRATEGY ETF :: AUGUST 31, 2024 (Unaudited)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EETH
::
Investments
Principal
Amount Value
Short-Term Investments — 66 .4%
Repurchase Agreements (a) — 38 .7%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $27,776,024
(Cost $27,759,722) $ 27,759,722
$ 27,759,722
U.S. Treasury Obligations — 27 .7%
U.S. Treasury Bills
5.16%, 11/7/2024 (b)
(Cost $19,810,537) 20,000,000 19,818,858
Total Short-Term Investments
(Cost $47,570,259) 47,578,580
Total Investments — 66.4%
(Cost $47,570,259) 47,578,580
Other assets less liabilities — 33.6% 24,068,970
Net Assets — 100.0% $ 71,647,550
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) The rate shown was the current yield as of August 31, 2024.
Futures Contracts Purchased
Ether Strategy ETF had the following open long futures contracts as of August 31, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
CME Ether 568 9/27/2024 U.S. Dollar $ 71,639,000 $ (3,097,940)

AUGUST 31, 2024 (Unaudited) :: SHORT BITCOIN STRATEGY ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BITI
::
Investments
Principal
Amount Value
Short-Term Investments — 64 .9%
Repurchase Agreements (a) — 33 .0%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $20,528,524
(Cost $20,516,477) $ 20,516,477
$ 20,516,477
U.S. Treasury Obligations — 31 .9%
U.S. Treasury Bills
5.16%, 11/7/2024 (b)
(Cost $19,810,537) 20,000,000 19,818,858
Total Short-Term Investments
(Cost $40,327,014) 40,335,335
Total Investments — 64.9%
(Cost $40,327,014) 40,335,335
Other assets less liabilities — 35.1% 21,840,543
Net Assets — 100.0% $ 62,175,878
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) The rate shown was the current yield as of August 31, 2024.
Futures Contracts Sold
Short Bitcoin Strategy ETF had the following open short futures contracts as of August 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
CME Bitcoin 210 9/27/2024 U.S. Dollar $ 61,929,000 $ 2,853,673

SHORT ETHER STRATEGY ETF :: AUGUST 31, 2024 (Unaudited)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SETH
::
Investments
Principal
Amount Value
Short-Term Investments — 59 .1%
Repurchase Agreements (a) — 59 .1%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $1,368,030
(Cost $1,367,228) $ 1,367,228
$ 1,367,228
Total Investments — 59.1%
(Cost $1,367,228) 1,367,228
Other assets less liabilities — 40.9% 947,307
Net Assets — 100.0% $ 2,314,535
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
Short Ether Strategy ETF had the following open short futures contracts as of August 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
CME Ether 17 9/27/2024 U.S. Dollar $ 2,144,125 $ 20,649
CME Micro Ether 646 9/27/2024 U.S. Dollar 162,954 1,038
$ 21,687

AUGUST 31, 2024 (Unaudited) :: ULTRA BITCOIN ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BITU
::
Investments
Principal
Amount Value
Short-Term Investments — 15 .3%
Repurchase Agreements (a) — 15 .3%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $49,050,941
(Cost $49,022,149) $ 49,022,149
$ 49,022,149
Total Investments — 15.3%
(Cost $49,022,149) 49,022,149
Other assets less liabilities — 84.7% 270,505,623
Net Assets — 100.0% $ 319,527,772
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Purchased
Ultra Bitcoin ETF had the following open long futures contracts as of August 31, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
CME Bitcoin 765 9/27/2024 U.S. Dollar $ 225,598,500 $ (13,161,070)
Swap Agreements
Ultra Bitcoin ETF had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
211,102,724 11/6/2025 Goldman Sachs International 8.33% iShares Bitcoin Trust (31,226,478)
203,809,344 11/6/2025 Nomura Global Financial 7.48% iShares Bitcoin Trust (35,594,859)
414,912,068 (66,821,337)
Total Unrealized
Depreciation
(66,821,337)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRASHORT BITCOIN ETF :: AUGUST 31, 2024 (Unaudited)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SBIT
::
Investments
Principal
Amount Value
Short-Term Investments — 14 .8%
Repurchase Agreements (a) — 14 .8%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $3,116,355
(Cost $3,114,526) $ 3,114,526
$ 3,114,526
Total Investments — 14.8%
(Cost $3,114,526) 3,114,526
Other assets less liabilities — 85.2% 17,892,959
Net Assets — 100.0% $ 21,007,485
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
UltraShort Bitcoin ETF had the following open short futures contracts as of August 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
CME Bitcoin 16 9/27/2024 U.S. Dollar $ 4,718,400 $ 26,396
Swap Agreements
UltraShort Bitcoin ETF had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(12,664,149) 11/6/2025 Goldman Sachs International (5.33)% iShares Bitcoin Trust (506,415)
(24,420,533) 1/5/2026 Nomura Global Financial (4.83)% iShares Bitcoin Trust 2,758,364
(37,084,682) 2,251,949
Total Unrealized
Appreciation
2,758,364
Total Unrealized
Depreciation
(506,415)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2024 (Unaudited) :: ULTRA ETHER ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ETHT
::
Investments
Principal
Amount Value
Short-Term Investments — 16 .0%
Repurchase Agreements (a) — 16 .0%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $3,688,961
(Cost $3,686,795) $ 3,686,795
$ 3,686,795
Total Investments — 16.0%
(Cost $3,686,795) 3,686,795
Other assets less liabilities — 84.0% 19,289,322
Net Assets — 100.0% $ 22,976,117
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Purchased
Ultra Ether ETF had the following open long futures contracts as of August 31, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
CME Ether 364 9/27/2024 U.S. Dollar $ 45,909,500 $ (1,965,820)
CME Micro Ether 300 9/27/2024 U.S. Dollar 75,675 (826)
$ (1,966,646)

ULTRASHORT ETHER ETF :: AUGUST 31, 2024 (Unaudited)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ETHD
::
Investments
Principal
Amount Value
Short-Term Investments — 15 .6%
Repurchase Agreements (a) — 15 .6%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $840,535
(Cost $840,041) $ 840,041
$ 840,041
Total Investments — 15.6%
(Cost $840,041) 840,041
Other assets less liabilities — 84.4% 4,532,289
Net Assets — 100.0% $ 5,372,330
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
UltraShort Ether ETF had the following open short futures contracts as of August 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
CME Ether 81 9/27/2024 U.S. Dollar $ 10,216,125 $ 98,386
CME Micro Ether 654 9/27/2024 U.S. Dollar 164,972 222
$ 98,608

NOTES TO FINANCIAL STATEMENTS :: AUGUST 31, 2024 (Unaudited) :: 11
PROSHARES TRUST
Repurchase Agreements
Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the
Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.
On August 31, 2024, the Funds had interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.
Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at August 31, 2024 as follows:
Fund Name
A
Bank of America
Securities,
Inc.,  5.2%,
dated
08/30/2024 due
09/03/2024
(a)
Bank of America
Securities,
Inc.,  5.32%,
dated
08/30/2024 due
09/03/2024
(b)
Barclays Capital,
Inc.,  5.2%,
dated
08/30/2024 due
09/03/2024
(c)
Barclays Capital,
Inc.,  5.25%,
dated
08/30/2024 due
09/03/2024
(d)
Barclays Capital,
Inc.,  5.29%,
dated
08/30/2024 due
09/03/2024
(e)
BNP Paribas
Securities Corp.,
5.31%, dated
8/30/2024 due
09/03/2024
(f)
ING Financial
Markets LLC,
5.3%, dated
08/30/2024 due
09/03/2024
(g)
Total
Bitcoin & Ether Equal
Weight Strategy ETF $ 92,125
$ 491,336 $ 614,170 $ 61,417 $ 1,230,380 $ 1,596,840 $ 122,834 $ 4,209,102
Bitcoin & Ether Market
Cap Weight Strategy
ETF
..........
96,318
513,696 642,120 64,212 1,286,374 1,669,513 128,424 4,400,657
Bitcoin Strategy ETF
.
8,620,028
45,973,482 57,466,853 5,746,685 115,124,674 149,413,816 11,493,371 393,838,909
Ether Strategy ETF
..
607,582
3,240,440 4,050,549 405,055 8,114,559 10,531,427 810,110 27,759,722
Short Bitcoin Strategy
ETF
..........
449,048
2,394,923 2,993,654 299,365 5,997,256 7,783,500 598,731 20,516,477
Short Ether Strategy
ETF
..........
29,925
159,599 199,499 19,950 399,660 518,695 39,900 1,367,228
Ultra Bitcoin ETF
...
1,072,957
5,722,438 7,153,048 715,305 14,329,867 18,597,924 1,430,610 49,022,149
UltraShort Bitcoin ETF 68,168
363,563 454,456 45,445 910,421 1,181,582 90,891 3,114,526
Ultra Ether ETF
....
80,693
430,366 537,957 53,796 1,077,703 1,398,690 107,590 3,686,795
UltraShort Ether ETF
.
18,386
98,059 122,574 12,257 245,556 318,694 24,515 840,041
$ 11,135,230 $ 59,387,902 $ 74,234,880 $ 7,423,487 $ 148,716,450 $ 193,010,681 $ 14,846,976 $ 508,755,606
(a) U.S. Treasury Bonds, 1/31/2025 to 5/15/2051; U.S. Treasury Notes, 2.63% to 4%, due 5/31/2027 to 2/15/2034, which had an aggregate value at the Trust level of $76,499,999.
(b) U.S. Treasury Bonds, 0%, due 5/15/2032 to 2/15/2046; U.S. Treasury Notes, 0.63% to 4.88%, due 6/15/2025 to 7/15/2032, which had an aggregate value at the Trust level of $407,999,997.
(c) Treasury Bills, 0%, due 10/24/2024; U.S. Treasury Notes, 0.25%, due 9/30/2025, which had an aggregate value at the Trust level of
$510,000,044.
(d) U.S. Treasury Notes, 4.38%, due 11/30/2028, which had an aggregate value at the Trust level of $51,000,015.
(e) U.S. Treasury Notes, 1% to 4.13%, due 7/31/2028 to 3/31/2029, which had an aggregate value at the Trust level of $1,021,694,888.
(f) U.S. Treasury Bills, 0%, due 10/1/2024 to 1/30/2025; U.S. Treasury Bonds, 0% to 7.63%, due 1/15/2025 to 8/15/2054; U.S. Treasury Notes,
0.13% to 5.19%, due 10/31/2024 to 5/15/2034, which had an aggregate value at the Trust level of $1,326,000,009.
(g) U.S. Treasury Notes, 2%, due 2/15/2025, which had an aggregate value at the Trust level of $102,000,007.